Investment in associate	12 Months Ended
Dec. 31, 2021
Investment in associate

10	Investment in associate

In connection with the corporate reorganization, described in Note 1 regarding the merger with BR Health, the Company acquired a 30% interest in UEPC, a medical school located in the Federal District, that offers higher education and post-graduate courses, both in person and long-distance learning. The Company’s interest in UEPC is accounted for using the equity method. The following table illustrates the summarized financial information of the Company’s investment in UEPC:

	December 31, 2021	December 31, 2020

Current assets	33,976	55,413
Non-current assets	109,805	82,575
Current liabilities	(35,049)	(34,531)
Non-current liabilities	(91,086)	(76,132)
Equity	17,646	27,325
Company’s share in equity – 30%	5,294	8,227
Goodwill	43,183	43,183
Carrying amount of the investment	48,477	51,410

	December 31, 2021	December 31, 2020	December 31, 2019
Net revenue	127,618	113,965	85,816
Cost of services	(57,935)	(55,926)	(39,459)
General and administrative expenses	(24,025)	(27,341)	(29,476)
Finance result	(4,585)	(4,882)	(4,121)
Income before income taxes	41,073	25,816	12,760
Income taxes expenses	(1,748)	(252)	(2,275)
Net income for the period	39,325	25,564	10,485
Company’s share of income for the period	11,797	7,698	2,362

	December 31, 2021	December 31, 2020	December 31, 2019

Opening balance	51,410	45,634	-
Acquisition of minority interest (15%) in March 2019	-	-	24,458
Acquisition of additional interest (15%) in June 2019	-	-	24,457
Dividends received	(11,770)	(1,922)	(5,643)
Dividends receivable (included in Other assets)	(2,960)	-	-
Share of income	11,797	7,698	2,362
Closing balance	48,477	51,410	45,634

The Company tests at least annually the recoverability of the carrying amount of goodwill and there was no impairment for this goodwill.